COMMITMENTS AND CONTINGENCIES (TABLES)	12 Months Ended
Mar. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Future Minimum Rental Payments For Operating Leases [Table Text Block]
As of March 31, 2015, the Group is committed under operating leases requiring minimum lease payments as follows:

$
Year ending March 31,
2015	1,041
2016	751

1,792